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                                                       [SHIP LOGO VANGUARD/(R)/]





VANGUARD/(R)/ FUNDS



SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION


NEW PRESIDENT ELECTED
The boards of trustees of the Vanguard funds have elected F. William McNabb III as President, effective March 1, 2008. Mr. McNabb has been with Vanguard since 1986 and has been a Managing Director of Vanguard since 1995.

























(C)2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       SAIALL032008

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